Comparative information 2021 - Summary of Other Selected Income Statement Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Selected Income Statement [line items]
Depreciation	€ 97	€ 103
Operating segments [member] | Americas [member]
Disclosure Of Other Selected Income Statement [line items]
Depreciation	64	67
Operating segments [member] | United Kingdom [member]
Disclosure Of Other Selected Income Statement [line items]
Depreciation	12	11
Operating segments [member] | Holding and other activities [member]
Disclosure Of Other Selected Income Statement [line items]
Depreciation	14	17
Operating segments [member] | Asset management [member]
Disclosure Of Other Selected Income Statement [line items]
Depreciation	2	2
Operating segments [member] | International [member]
Disclosure Of Other Selected Income Statement [line items]
Depreciation	€ 5	€ 6
IFRS4 and IAS39 [member] | Previously Reported [member]
Disclosure Of Other Selected Income Statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights			€ 1,103
Depreciation			99
Impairment charges / (reversals) on financial assets, excluding receivables			(45)
Impairment charges / (reversals) on non-financial assets and receivables			60
IFRS4 and IAS39 [member] | Previously Reported [member] | Operating segments [member] | Americas [member]
Disclosure Of Other Selected Income Statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights			929
Depreciation			56
Impairment charges / (reversals) on financial assets, excluding receivables			(23)
Impairment charges / (reversals) on non-financial assets and receivables			37
IFRS4 and IAS39 [member] | Previously Reported [member] | Operating segments [member] | The Netherlands [member]
Disclosure Of Other Selected Income Statement [line items]
Depreciation			20
Impairment charges / (reversals) on financial assets, excluding receivables			(14)
Impairment charges / (reversals) on non-financial assets and receivables			12
IFRS4 and IAS39 [member] | Previously Reported [member] | Operating segments [member] | United Kingdom [member]
Disclosure Of Other Selected Income Statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights			113
Depreciation			6
IFRS4 and IAS39 [member] | Previously Reported [member] | Operating segments [member] | Holding and other activities [member]
Disclosure Of Other Selected Income Statement [line items]
Depreciation			1
Impairment charges / (reversals) on financial assets, excluding receivables			(8)
Impairment charges / (reversals) on non-financial assets and receivables			11
IFRS4 and IAS39 [member] | Previously Reported [member] | Operating segments [member] | Asset management [member]
Disclosure Of Other Selected Income Statement [line items]
Depreciation			2
Impairment charges / (reversals) on non-financial assets and receivables			1
IFRS4 and IAS39 [member] | Previously Reported [member] | Operating segments [member] | International [member]
Disclosure Of Other Selected Income Statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights			61
Depreciation			€ 15